Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of relevant disclosures in relation to leases

	2020	2019
	(€ in thousands)	(€ in thousands)
Depreciation charge for right-of-use asset	1,422	1,187
Interest expense on lease liability	409	48
Expense relating to short-term leases	141	189
Total cash outflow for leases	1,014	1,310
Additions to right-of-use assets during the period	17,591	—